Fair Value Measurements (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Financial liability measured at fair value on a recurring basis
Interest rate swap	$ 1,607
Quoted Prices in Active Markets for Identical (Level 1) [Member]
Financial liability measured at fair value on a recurring basis
Interest rate swap
Significant Other Observable Inputs (Level 2) [Member]
Financial liability measured at fair value on a recurring basis
Interest rate swap	1,607
Significant Unobservable Inputs (Level 3) [Member]
Financial liability measured at fair value on a recurring basis
Interest rate swap
Loss for Year [Member]
Financial liability measured at fair value on a recurring basis
Interest rate swap